Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies.
Schedule of future minimum payments under non-cancelable agreements	As of December 31, 2024, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2025	4,752
2026	3,527
8,279

Schedule of capital and other commitments

As of December 31, 2024, the Group had outstanding capital expenditures contracted for construction in progress and investment totaling RMB308,265 are analyzed as follows.

Capital commitments
RMB

Construction in progress	284,265
Investment	24,000
308,265